Note 20 - Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of movement in lease liabilities [text block]
	Finance Leases (a)	Operating Leases (b)	Equipment Financing (c)	Total
Balance at December 31, 2018	$409	$—	$5,438	$5,847
Initial adoption of IFRS 16	—	3,682	—	3,682
Additions	—	14,706	—	14,706
Remeasurements	—	1,918	—	1,918
Finance costs	18	789	335	1,142
Repayments of principal	(359)	(2,395)	(2,459)	(5,213)
Payments of finance costs	(18)	—	(379)	(397)
Foreign exchange loss	—	251	—	251
Balance at December 31, 2019	$50	$18,951	$2,935	$21,936
Additions	—	2,494	—	2,494
Remeasurements	—	2,779	—	2,779
Finance costs	—	1,396	83	1,479
Repayments of principal	(50)	(5,353)	(2,303)	(7,706)
Payments of finance costs	—	—	(126)	(126)
Foreign exchange gain	—	(281)	—	(281)
At December 31, 2020	$—	$19,986	$589	$20,575
Statements of Financial Position Presentation
Current portion of lease liabilities	$50	$4,518	$2,352	$6,920
Non-current portion of lease liabilities	—	14,433	583	15,016
Balance at December 31, 2019	$50	$18,951	$2,935	$21,936
Current portion of lease liabilities	$—	$4,820	$538	$5,358
Non-current portion of lease liabilities	—	15,166	51	15,217
At December 31, 2020	$—	$19,986	$589	$20,575

Disclosure of lease payments [text block]
	Year Ended December 31, 2020	Year Ended December 31, 2019
Expenses relating to variable lease payments not included in the measurement of lease liability	$25,560	$14,241
Expenses relating to short-term leases	19,607	42,994
Expenses relating to low value leases	81	—
	$45,248	$57,235